Other Current Financial Liabilities - Schedule of Other Current Financial Liabilities (Details) - CAD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Other Current Financial Liabilities - Schedule of Other Current Financial Liabilities (Details) [Line Items]
Security deposits		$ 604	$ 623
Satellite performance incentive payments		2,708	4,522
Interest payable	[1]	20,849	21,719
Other		2,322	2,197
Other current financial liabilities		$ 26,483	$ 29,061

[1]	Interest payable included interest payable on indebtedness and satellite performance incentive payments.